Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY
9. Stockholders’ Deficit
SPAC Warrants
Upon the completion of the Scilex Business Combination, the Company assumed the Private Warrants and the public warrants to purchase Common Stock, each with an exercise price of $
402.50 per whole share (the “Public Warrants”, and together with the Private Warrants, the “SPAC Warrants”).
Holders of the SPAC Warrants are entitled to acquire shares of Common Stock. The SPAC Warrants will expire five years after the completion of the Scilex Business Combination or earlier upon redemption or liquidation.
If the reported last sale price of the Common Stock equals or exceeds $630.00 per share for any 20 trading days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders, the Company may redeem all the Public Warrants at a price of $0.01 per warrant upon not less than 30 days’ prior written notice.

If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis. The Company will not be required to net cash settle the SPAC Warrants.
The Public Warrants are equity-classified warrants and recognized in additional paid-in
capital in the accompanying consolidated balance sheets. The Private Warrants are liability-classified warrants and are recognized as liabilities (refer to Notes 1 and 4).
During the year ended December 31, 2023, the SPAC Warrants held by Sorrento were repurchased, and certain of such warrants transferred to Oramed, as a result of the Sorrento SPA (refer to Note 8). On September 20, 2024, the Company repurchased 4,000,000 of the SPAC Warrants (which are currently exercisable for an aggregate of up to 114,286 shares of Common Stock) held by Oramed (refer to Note 7). Following the repurchase, these warrants were cancelled.
As of September 30, 2025 and December 31, 2024, there were Public Warrants exercisable for an aggregate of up to 156,115 and 156,220 shares of Common Stock outstanding, respectively.
As of each of September 30, 2025 and December 31, 2024, there were
1,000,000
Private Warrants outstanding, which are currently exercisable for an aggregate of up to
28,572
shares of Common Stock.
Preferred Stock
The Company is authorized to issue 45,000,000 shares of preferred stock (the “Preferred Stock”) of which there are two series in total.
Series A Preferred Stock
As of September 30, 2025 and December 31, 2024, there were
29,057,097 shares of Series A Preferred Stock outstanding. On September 21, 2023, the Series A Preferred Stock was repurchased and derecognized for accounting purposes. The Series A Preferred Stock is currently held as collateral for the Oramed Note.
Series 1 Preferred Stock
On October 27, 2024, the Board declared a stock dividend (the “Dividend”) consisting of an aggregate of 5,000,000 shares (the “Dividend Stock”) of Series 1 Mandatory Exchangeable Preferred Stock, par value $0.0001 per share, of the Company (the “Series 1 Preferred Stock”) to record holders of certain of the Company’s securities as of the close of business on November 7, 2024 (which date was subsequently changed to such later date to be determined in the sole discretion of the Board) (such later record date as so determined by the Board, the “Record Date”). Pursuant to the Certificate of Designation of Preferences, Rights and Limitations of Series 1 Mandatory Exchangeable Preferred Stock (the “Certificate of Designation”) filed with the Secretary of State of the State of Delaware on October 28, 2024, the Series 1 Preferred Stock ranks senior to the Common Stock but junior to all other series of Preferred Stock with respect to distributions of assets upon voluntary or involuntary liquidation, dissolution, or winding up of the affairs of the Company. The holders of Series 1 Preferred Stock may become entitled to a pro rata portion of the number of shares that represents the lesser of (a) 10% of the shares of the Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted), held by the Company as of immediately prior to the Effective Time (as defined below) (taking into account any adjustment for any stock dividend, stock split, reverse stock split or similar transaction) and (b) that number of shares of Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) equal to $200,000,000 divided by the closing price of such Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) on any national securities exchange on which such shares are listed on the date that is 10 trading days prior to the Determination Date (as defined below), which shares shall be paid from the shares of Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) held by the Company as of immediately prior to the Effective Time (taking into account any adjustment for any stock dividend, stock split, reverse stock split or similar transaction). Furthermore, the holders of Series 1 Preferred Stock shall not be entitled to receive any dividends and shall not have any voting rights by virtue of their ownership of any shares of Series 1 Preferred Stock.
For purposes of the Certificate of Designation, (a) “Effective Time” means the effective time of the Semnur Business Combination as determined under the terms of the Semnur Business Combination Agreement, (b) “Determination Date” means, if the Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) is listed for, and trading on, any national securities exchange, the date that is 15 trading days following the Registration Date, (c) “Registration Date” means the earlier of (i) the Effective Time, at which time the shares of Semnur Common Stock (or such other securities into which or for which such stock has been exchanged or converted) are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and (ii) the time at which the Registration Statement is declared effective by the SEC and (d) “Registration Statement” means a registration statement, whether under the Exchange Act, or the Securities Act of 1933, as amended (the “Securities Act”), that is filed by Semnur or any successor thereto or affiliate thereof with respect to the registration of the Semnur Common Stock or any securities into which or for which such stock may be exchanged or converted. The Board has the right to change the Record Date and the right to revoke the Dividend at any time prior to the payment date therefor. There can be no assurance that the Board will not revoke the Dividend or that, even if such Dividend is paid, the conditions for the mandatory exchange set forth in the Certificate of Designations will ever occur (including that the Registration Date shall have occurred on or before 11:59 p.m. Eastern time on October 28, 2025).
The Series 1 Preferred Stock does not have any bifurcated features and is classified in equity at par value because the Company had an accumulated deficit position as of Dividend Stock declaration date. As of September 30, 2025 and as of the date of this filing, none of the Dividend Stock or any shares of the Series 1 Preferred Stock were issued or distributed.
Treasury Stock
As of September 30, 2025 and December 31, 2024, there were
1,458,263 and 1,716,245 shares of Treasury Stock, respectively.
At-the-Market
Sales Agreement
On December 22, 2023, the Company entered into the ATM Sales Agreement with the Sales Agents, which agreement was voluntarily terminated by the Company effective as of March 5, 2025. Pursuant to the ATM Sales Agreement, the Company was able to offer and sell the ATM Shares through or to the Sales Agents. The Company had no obligation to sell any shares of Common Stock under the ATM Sales Agreement and may suspend offers at any time.
The ATM Shares offered and sold in the Offering were issued pursuant to the Company’s shelf registration statement on
Form S-3
(which was initially filed with the SEC on December 22, 2023, as amended, and declared effective on January 11, 2024 (File
No. 333-276245))
(the “Shelf
S-3
Registration Statement”). The ATM Shares were offered only by means of a prospectus forming a part of the Shelf
S-3
Registration Statement.
The Sales Agents were entitled to a commission equal to
3.0% of the gross proceeds from each sale of shares of Common Stock. The Company agreed to reimburse the Sales Agents for certain expenses and has agreed to provide indemnification and contribution to the Sales Agents against certain civil liabilities, including liabilities under the Securities Act.
For the nine months ended September 30, 2025,
no
sales of Common Stock had been made under the ATM Sales Agreement. For the nine months ended September 30, 2024, the Company sold
2,637
shares of Common Stock pursuant to the ATM Sales Agreement for net proceeds of approximately $
0.1 million.

February 2024 Bought Deal Offering Underwriting Agreement
On February 29, 2024, the Company entered into an underwriting agreement (the “February 2024 BDO Underwriting Agreement”) with Rodman & Renshaw LLC and StockBlock, acting as representatives of the underwriters, to sell, in an underwritten offering (the “February 2024 BDO”), 168,068 shares of Common Stock (the “February 2024 BDO Firm Shares”) and accompanying common warrants to purchase up to an aggregate of 168,068 shares of Common Stock (the “February 2024 BDO Firm Warrants”). The securities in the February 2024 BDO were offered and sold by the Company pursuant to the Shelf
S-3
Registration Statement, a base prospectus dated January 11, 2024, and a final prospectus supplement dated February 29, 2024.
The February 2024 BDO closed on March 5, 2024, and the combined price per February 2024 BDO Firm Share and accompanying February 2024 BDO Firm Warrant paid by the underwriters was $54.74, which amount reflects the combined public offering price of $59.50, less underwriting discounts and commissions. Subject to certain ownership limitations, the Common Warrants are immediately exercisable, set to expire five years later, with an exercise price of $59.50 per share, subject to adjustments. Additionally, the Company issued the representative warrants (the “February 2024 BDO Representative Warrants”) to the underwriters, allowing them to purchase up to 13,446 shares of Common Stock, with these warrants being immediately exercisable at $74.38 per share, representing 125% of the combined public offering price per February 2024 BDO Firm Share and accompanying February 2024 BDO Firm Warrant.
The Company accounted for the February 2024 BDO Firm Warrants as a liability classified instrument (see Note 4) and the February 2024 BDO Representative Warrants as an equity classified instrument. The February 2024 BDO Representative Warrants are recognized in additional paid-in
capital in the Company’s consolidated balance sheet. The issuance costs allocated to the equity component are recorded as the reduction of the offering proceeds and the amounts allocated to the liability component are expensed as incurred within the selling, general and administrative expenses in the Company’s consolidated statements of operations. The fair value of February 2024 BDO Representative Warrants as of the date of issuance was $0.3 million.
On December 11, 2024, the Company entered into a warrant amendment (the “Warrant Amendment”) with one of its investors to exercise the outstanding number of the February 2024 BDO Firm Warrants that the Company issued to such investor in the February 2024 BDO. Pursuant to the Warrant Amendment, the investor agreed to exercise outstanding February 2024 BDO Firm Warrants to purchase an aggregate of 50,421 shares of Common Stock in cash at an amended exercise price of $20.65 per share. During each of the nine months ended September 30, 2025 and 2024, there were no
February 2024 BDO Firm Warrants exercised. As of each of September 30, 2025 and December 31, 2024, there were
3,803,447 February 2024 BDO Firm Warrants, which are currently exercisable for an aggregate of up to 108,686 shares of Common Stock outstanding and 470,588 February 2024 BDO Representative Warrants, which are currently exercisable for an aggregate of up to 13,446 shares of our Common Stock outstanding.
April 2024 Registered Direct Offering
On April 23, 2024, the Company entered into a securities purchase agreement (the “April 2024 RDO Purchase Agreement”) with the investor named therein, pursuant to which the Company agreed to sell and issue, in a registered direct offering (the “April 2024 RDO”): (i) an aggregate of 428,572 shares of Common Stock (the “April 2024 RDO Shares”), and (ii) common warrants to purchase up to 428,572 shares of Common Stock (the “April 2024 RDO Common Warrants”). The offering price per April 2024 RDO Share and accompanying April 2024 RDO Common Warrant to purchase one share of Common Stock was $35.00, for aggregate gross proceeds to the Company of $15,000,000, before deducting the placement agent fees and other offering expenses. Subject to certain ownership limitations, the April 2024 RDO Common Warrants are exercisable on the six-month
anniversary from the date of issuance, will expire on the five-year anniversary of the date of issuance and have an exercise price of $38.50 per share. The exercise price of the April 2024 RDO Common Warrants is subject to certain adjustments, including stock dividends, stock splits, combinations and reclassifications of the Common Stock.

StockBlock and its affiliate, Rodman & Renshaw LLC, acted as exclusive placement agents (the “April 2024 RDO Placement Agents”) in connection with the April 2024 RDO. As compensation for such placement agent services, the Company paid the April 2024 RDO Placement Agents an aggregate cash fee equal to 8.0% of the gross proceeds actually received by the Company from the April 2024 RDO. The Company also reimbursed the April 2024 RDO Placement Agents $100,000 for actual, reasonable and documented fees and expenses, inclusive of fees and expenses of legal counsel and out-of-pocket
expenses and $15,950 for clearing expenses. The Company has also agreed to issue to the April 2024 RDO Placement Agents or their respective designees common warrants, substantially in the form of the April 2024 RDO Common Warrants, to purchase up to 34,286 shares of Common Stock (the “April 2024 RDO Placement Agent Warrants”), representing up to 8.0% of the total number of the April 2024 RDO Shares issued in the April 2024 RDO. The April 2024 RDO Placement Agent Warrants have an exercise price of $43.75 per share (which represents 125% of the combined offering price per share of Common Stock and the April 2024 RDO Common Warrant sold in the April 2024 RDO), will become exercisable on the six-month
anniversary of the date of issuance and expire five years from the commencement of sales in the April 2024 RDO.
The Company accounted for the April 2024 RDO Common Warrants as a liability classified instrument (see Note 4) and the April 2024 RDO Placement Agent Warrants as an equity classified instrument. The April 2024 RDO Placement Agent Warrants are recognized in additional paid-in
capital in the Company’s consolidated balance sheets. The issuance costs allocated to the equity component are recorded as the reduction of the offering proceeds and the amounts allocated to the liability component are expensed as incurred within the selling, general and administrative expenses in the Company’s consolidated statements of operations. The fair value of the April 2024 RDO Placement Agent Warrants as the date of issuance was $0.6 million.
As of each of September 30, 2025 and December 31, 2024, there were
15,000,000
April 2024 RDO Common Warrants outstanding, which are currently exercisable for an aggregate of up to
428,572
 shares of Common Stock and
1,200,000
April 2024 RDO Placement Agent Warrants outstanding, which are currently exercisable for an aggregate of up to
34,286
 shares of Common Stock.
December 2024 Registered Direct Offering
On December 11, 2024, the Company entered into a securities purchase agreement (the “December 2024 RDO Purchase Agreement”) with the investors named therein, pursuant to which the Company agreed to sell and issue, in a registered direct offering (the “December 2024 RDO”): (i) an aggregate of 753,009 shares of Common Stock,
(ii) pre-funded
warrants to purchase up to 68,604 shares of Common Stock (the “December 2024 RDO
Pre-Funded
Warrants”) and (iii) common warrants to purchase up to 1,642,871 shares of Common Stock (the “December 2024 RDO Common Warrants” and collectively with the December 2024 RDO
Pre-Funded
Warrants and the warrants issued to StockBlock pursuant to certain contractual obligations between the Company and StockBlock (the “StockBlock Warrants”), the “December 2024 RDO Warrants”). The combined offering price (a) per share of Common Stock and accompanying December 2024 RDO Common Warrants was $20.65 and (b) per December 2024 RDO
Pre-Funded
Warrant and accompanying December 2024 RDO Common Warrants was $20.6499. The aggregate gross proceeds to the Company from the December 2024 RDO were approximately $17.0 million, before deducting offering fees and expenses. The Company intends to use the net proceeds from the December 2024 RDO for working capital and general corporate purposes, which may include capital expenditures, commercialization expenditures, research and development expenditures, regulatory affairs expenditures, clinical trial expenditures, acquisitions of new technologies and investments, business combinations and the repayment, refinancing, redemption or repurchase of indebtedness or capital stock.
The Company accounted for the December 2024 RDO Common Warrants and December 2024 RDO
Pre-Funded
Warrants as liability classified instruments (see Note 4) and the StockBlock Warrants as an equity classified instrument. The StockBlock Warrants are recognized in additional paid-in
capital in the Company’s consolidated balance sheets. The issuance costs allocated to the equity component are recorded as the reduction of the offering proceeds and the amounts allocated to the liability component are expensed as incurred within the selling, general and administrative expenses in the Company’s consolidated statements of operations. The fair value of StockBlock Warrants as of the date of issuance was $1.3 million. On December 26, 2024, the December 2024 RDO
Pre-Funded
Warrants were exercised by the holder for total net proceeds of approximately $0.2 million.
As of September 30, 2025 and December 31, 2024, there were December 2024 RDO Common Warrants outstanding, which are exercisable for an aggregate of up to 1,013,122 and 1,642,871 shares of Common Stock, respectively, and StockBlock Warrants outstanding which are exercisable for an aggregate of up to 131,472 shares of Common Stock.

9. Stockholders’ Deficit
SPAC Warrants
Upon the completion of the Business Combination, the Company assumed the Private Warrants and the public warrants to purchase Common Stock, each with an exercise price of $402.50 per share (the “Public Warrants”, and together with the Private Warrants, the “SPAC Warrants”).
Holders of the SPAC Warrants are entitled to acquire shares of Common Stock. The SPAC Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
If the reported last sale price of the Common Stock equals or exceeds $630.00 per share for any 20 trading days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders, the Company may redeem all the Public Warrants at a price of $0.01 per warrant upon not less than 30 days’ prior written notice.
If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis. The Company will not be required to net cash settle the SPAC Warrants.
The Public Warrants are equity-classified warrants and recognized in additional paid-in
capital in the accompanying consolidated balance sheets. The Private Warrants are liability-classified warrants and are recognized as liabilities (refer to Notes 1 and 4).
During the year ended December 31, 2023, the SPAC Warrants held by Sorrento were repurchased, and certain of such warrants transferred to Oramed, as a result of the Sorrento SPA (refer to Note 8). On September 20, 2024, the Company repurchased 4,000,000 of the SPAC Warrants
, which are currently exercisable for an

aggregate of up to 114,286 shares of Common Stock,
held by Oramed (refer to Note 7). Following the repurchase, these warrants were cancelled.
As of December 31, 2024 and 2023, there were 5,467,692 and 6,854,309 Public Warrants outstanding, which are currently exercisable for an aggregate of up to 156,220 shares of Common Stock and 195,838 shares of Common Stock, respectively.
As of December 31, 2024 and 2023, there were 1,000,000 and 3,613,383 Private Warrants outstanding, which are currently exercisable for an aggregate of up to 28,572 shares of Common Stock and 103,240 shares of Common Stock, respectively.
Preferred Stock
The Company is authorized to issue 45,000,000 shares of preferred stock (the “Preferred Stock”) of which there are two series in total.
Series A Preferred Stock
As of December 31, 2024 and 2023, there were 29,057,097 shares of Series A Preferred Stock outstanding. On September 21, 2023, the Series A Preferred Stock was repurchased and derecognized for accounting purposes. The Series A Preferred Stock is currently held as collateral for the Oramed Note.
Series 1 Preferred Stock
On October 27, 2024, the Board declared a stock dividend (the “Dividend”) consisting of an aggregate of 5,000,000 shares (the “Dividend Stock”) of Series 1 Mandatory Exchangeable Preferred Stock, par value $0.0001 per share (the “Series 1 Preferred Stock”), of the Company to record holders of certain of the Company’s securities as of the close of business on November 7, 2024 (which date was subsequently changed to such later date to be determined in the sole discretion of the Board).
Pursuant to the Certificate of Designation of Preferences, Rights and Limitations of Series 1 Mandatory Exchangeable Preferred Stock (the “Certificate of Designation”) filed with the Secretary of State of the State of Delaware on October 28, 2024, the Series 1 Preferred Stock ranks senior to the Common Stock but junior to all other series of Preferred Stock with respect to distributions of assets upon voluntary or involuntary liquidation, dissolution, or winding up of the affairs of the Company. The holders of Series 1 Preferred Stock may become entitled to a pro rata portion of the number of shares that represents the lesser of (a) 10% of the shares of the Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted), held by the Company as of immediately prior to the Effective Time (as defined below) (taking into account any adjustment for any stock dividend, stock split, reverse stock split or similar transaction) and (b) that number of shares of Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) equal to $200,000,000 divided by the closing price of such Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) on any national securities exchange on which such shares are listed on the date that is 10 trading days prior to the Determination Date (as defined below), which shares shall be paid from the shares of Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) held by the Company as of immediately prior to the Effective Time (taking into account any adjustment for any stock dividend, stock split, reverse stock split or similar transaction). Furthermore, the holders of Series 1 Preferred Stock shall not be entitled to receive any dividends and shall not have any voting rights by virtue of their ownership of any shares of Series 1 Preferred Stock.
For purposes of the Certificate of Designation, (a) “Effective Time” means the effective time of the Semnur Business Combination as determined under the terms of the Semnur Business Combination Agreement, (b) “Determination Date” means, if the Semnur Common Stock (or such other securities into which or for which such stock may be exchanged or converted) is listed for, and trading on, any national securities exchange, the date that is 15 trading days following the Registration Date, (c) “Registration Date” means the earlier of (i) the Effective Time, at which time the shares of Semnur Common Stock (or such other securities into which or for which such stock has been exchanged or converted) are registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and (ii) the time at which the Registration Statement is declared effective by the Securities and Exchange Commission and (d) “Registration Statement” means a registration statement, whether under the Exchange Act, or the Securities Act, that is filed by Semnur or any successor thereto or affiliate thereof with respect to the registration of the Semnur Common Stock or any securities into which or for which such stock may be exchanged or converted. The Board has the right to change the Record Date and the right to revoke the Dividend at any time prior to the payment date therefor. There can be no assurance that the Board will not revoke the Dividend or that, even if such Dividend is paid, the conditions for the mandatory exchange set forth in the Certificate of Designations will ever occur (including that the Registration Date shall have occurred on or before 11:59 p.m. Eastern time on October 28, 2025).
The Series 1 Preferred Stock does not have any bifurcated features and is classified in equity at par value because the Company had an accumulated deficit position as of Dividend Stock declaration date. As of December 31, 2024 and as of the date of this filing, none of the Dividend Stock or any shares of the Series 1 Preferred Stock were issued or distributed.
Treasury Stock
As of December 31, 2024 and 2023, there were 1,716,245 shares of Treasury Stock.
A&R Yorkville Purchase Agreement
Pursuant to the A&R Yorkville Purchase Agreement, the Company had the right, but not the obligation, in its sole and absolute discretion, to sell to Yorkville up to $500.0 million of shares of Common Stock at its request and subject to certain conditions by delivering written notice to Yorkville at any time until the first day of the month following the
36-month
anniversary of the date on which the Company’s registration statement on
Form S-1
registering such shares was declared effective by the SEC. Pursuant to the A&R Yorkville Purchase Agreement, the shares of Common Stock, if any, that the Company elected to sell to Yorkville pursuant to a sale of Common Stock will be purchased at a price equal to 98% of the VWAP (as defined below) during the applicable pricing period for such advance, which shall be the period commencing upon receipt by Yorkville of an advance notice from the Company (or the open of regular trading hours, if later) and ending on 4:00 p.m. on the same day. For purposes of the A&R Yorkville Purchase Agreement, “VWAP” means, for a specified period, the volume weighted average price of the Common Stock on the Nasdaq Capital Market for such period as reported by Bloomberg L.P. through its “AQR” function. Pursuant to the terms of the Original Purchase
 Agreement, the Company filed a registration statement on Form
S-1
(File
No. 333-268607)
(as it may be amended or supplemented from time to time, the “Yorkville Registration Statement”) related to the Original Purchase Agreement with the SEC on November 30, 2022 (following the execution of the Original Purchase Agreement). The Yorkville Registration Statement was initially declared effective by the SEC on December 9, 2022.
In connection with the execution of the Original Purchase Agreement, the Company issued to Yorkville
7,142
shares of Common Stock. During the year ended December 31, 2024, the Company sold
2,770
shares of Common Stock pursuant to the A&R Yorkville Purchase Agreement for aggregate net proceeds of $
0.2
 million. During the year ended December 31, 2023, the Company sold
330,059
shares of Common Stock pursuant to the A&R Yorkville Purchase Agreement for aggregate net proceeds of $
32.3
 million. On, and effective as of, March 25, 2024, the Company and Yorkville mutually agreed to terminate the A&R Yorkville Purchase Agreement.
B. Riley Purchase Agreement
Pursuant to the B. Riley Purchase Agreement, the Company had the right, but not the obligation, to sell to B. Riley up to $500.0 million of shares of Common Stock, subject to certain limitations and conditions set forth therein, from time to time at the Company’s sole and absolute discretion, during the term of the B. Riley Purchase Agreement.

The Company’s right to sell shares of Common Stock pursuant to the B. Riley Purchase Agreement shall end on the first day of the month following the
36-month
anniversary of the date on which the B. Riley Registration Statement (as defined below) was initially declared effective by the SEC. Pursuant to the terms of the B. Riley Purchase Agreement, the Company filed a registration statement on Form
S-1
(File
No. 333-269205)
(as it may be amended or supplemented from time to time, the “B. Riley Registration Statement”) related to the B. Riley Purchase Agreement with the SEC on January 12, 2023 (following the execution of the B. Riley Purchase Agreement). The B. Riley Registration Statement was initially declared effective by the SEC on January 20, 2023.
The shares of Common Stock, if any, that the Company elects to sell to B. Riley pursuant to an advance under the B. Riley Purchase Agreement will be purchased at a price equal to
98
% of the VWAP (as defined in such agreement) during the pricing period prescribed therein.
In connection with the execution of the B. Riley Purchase Agreement, the Company issued to B. Riley 7,142 shares of Common Stock. During the year ended December 31, 2024, the Company did not sell any shares of Common Stock pursuant to the B. Riley Purchase Agreement. During the year ended December 31, 2023, the Company sold an aggregate of 40,415 shares of Common Stock for aggregate net proceeds of $3.2 million. On, and effective as of, February 16, 2024, the Company and B. Riley mutually agreed to terminate the B. Riley Purchase Agreement.
Stock Issued under Settlement Agreement with Hudson Bay Parties
In August 2023, the Company, along with Hudson Bay Capital Management LP (“Hudson Bay”), Cove Lane Onshore Fund, LLC (“Cove Lane”), and HBC Investments LLC (“HBC” and collectively, the “Hudson Bay Parties”), entered into several agreements. Under these agreements, the Company agreed to issue and sell up to $118.6 million in securities and warrants to the Hudson Bay Parties. However, on September 15, 2023, a settlement agreement was reached and released all claims related to the previous agreements. The Company acknowledged payments of $8.65 million made to the Hudson Bay Parties as properly earned. To satisfy remaining obligations, the Company agreed to issue shares of Common Stock to Cove Lane and HBC worth $0.3 million and $0.5 million, respectively. This resulted in the issuance of an aggregate of 13,562 shares of Common Stock on September 25, 2023.
At-the-Market
Sales Agreement
On December 22, 2023, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with B. Riley Securities, Inc., Cantor Fitzgerald & Co. and H.C. Wainwright & Co., LLC (the “Sales Agents”), which agreement was voluntarily terminated by us effective as of March 5, 2025. Pursuant to the ATM Sales Agreement, the Company was able to offer and sell (the “
ATM
Offering”) shares of Common Stock up to $170,000,000 (the “ATM Shares”), through or to the Sales Agents. The Company had no obligation to sell any shares of Common Stock under the ATM Sales Agreement and could suspend offers at any time.
The ATM Shares offered and sold in the
ATM
Offering were issued pursuant to the Company’s shelf registration statement on
Form S-3 (which
was initially filed with the SEC on December 22, 2023, as amended, and declared effective on January 11, 2024 (File
No. 333-276245))
(the “Shelf
S-3
Registration Statement”). The ATM Shares were offered only by means of a prospectus forming a part of the Shelf
S-3
Registration Statement.
The Sales Agents were entitled to a commission equal to 3.0% of the gross proceeds from each sale of shares of Common Stock. The Company agreed to reimburse the Sales Agents for certain expenses and has agreed to provide indemnification and contribution to the Sales Agents against certain civil liabilities, including liabilities under the Securities Act.
As of December 31, 2024, the Company sold 78,975 shares of Common Stock pursuant to the ATM Sales Agreement for net proceeds of approximately $2.7 million. As of December 31, 2023, no sales of Common Stock had been made under the ATM Sales Agreement.

February 2024 Bought Deal Offering Underwriting Agreement
On February 29, 2024, the Company entered into an underwriting agreement (the “February 2024 BDO Underwriting Agreement”) with Rodman & Renshaw LLC and StockBlock, acting as representatives of the underwriters, to sell, in an underwritten offering (the “February 2024 BDO”), 168,068 shares of Common Stock (the “February 2024 BDO Firm Shares”) and accompanying common warrants to purchase up to an aggregate of
168,068
shares of Common Stock (the “February 2024 BDO Firm Warrants”). The securities in the February 2024 BDO were offered and sold by us pursuant to the Shelf
S-3
Registration Statement, a base prospectus dated January 11, 2024, and a final prospectus supplement dated February 29, 2024.
The February 2024 BDO closed on March 5, 2024, and the combined price per Firm Share and accompanying February 2024 BDO Firm Warrant paid by the underwriters was $54.74, which amount reflects the combined public offering price of $59.50, less underwriting discounts and commissions. Pursuant to the February 2024 BDO Underwriting Agreement, the Company also granted the underwriters a
30-day
option to purchase up to 25,211 additional shares of Common Stock and/or common warrants to purchase up to 25,211 shares of Common Stock (the “February 2024 BDO Optional Warrants”, and together with the February 2024 BDO Firm Warrants, the “Common Warrants”). The underwriters did not exercise this option and it expired on March 30, 2024. Subject to certain ownership limitations, the Common Warrants are immediately exercisable, set to expire five years later, with an exercise price of $59.50 per share, subject to adjustments. Additionally, the Company issued the representative warrants (the “February 2024 BDO Representative Warrants”) to the underwriters, allowing them to purchase up to 13,446 shares of Common Stock, with these warrants being immediately exercisable at $74.38 per share, representing 125% of the combined public offering price per Firm Share and accompanying February 2024 BDO Firm Warrant.
The Company accounted for the February 2024 BDO Firm Warrants as a liability classified instrument (see Note 4) and the February 2024 BDO Representative Warrants as an equity classified instrument. The February 2024 BDO Representative Warrants are recognized in additional paid-in
capital in the Company’s consolidated balance sheet. The issuance costs allocated to the equity component are recorded as the reduction of the offering proceeds and the amounts allocated to the liability component are expensed as incurred within the selling, general and administrative expenses in the Company’s consolidated statement of operations. The fair value of February 2024 BDO Representative Warrants as of the date of issuance was $0.3 million.
On December 11, 2024, the Company entered into a warrant amendment (the “Warrant Amendment”) with one of its investors to exercise the outstanding number of the February 2024 BDO Firm Warrants that the Company issued to such investor in the February 2024 BDO. Pursuant to the Warrant Amendment, the investor agreed to exercise outstanding February 2024 BDO Firm Warrants to purchase an aggregate of 50,421 shares of Common Stock in cash at an amended exercise price of $20.65 per share. During the year ended December 31, 2024, there were 59,398 February 2024 BDO Firm Warrants exercised for total net proceeds of approximately $1.6 million, including the amended February 2024 BDO Firm Warrants. As of December 31, 2024, there were 3,803,447 February 2024 BDO Firm Warrants
, which are currently exercisable for an aggregate of up to 108,686 shares of Common Stock outstanding and 470,588 February 2024 BDO Representative Warrants
, which are currently exercisable for an aggregate of up to 13,446 shares of Common Stock outstanding.
April 2024 Registered Direct Offering
On April 23, 2024, the Company entered into a securities purchase agreement (the “April 2024 RDO Purchase Agreement”) with the investor named therein, pursuant to which the Company agreed to sell and issue, in a registered direct offering (the “April 2024 RDO”): (i) an aggregate of 428,572 shares of Common Stock (the “RDO Shares”), and (ii) common warrants to purchase up to 428,572 shares of Common Stock (the “April 2024 RDO Common Warrants”). The offering price per RDO Share and accompanying April 2024 RDO Common Warrant to purchase one share of Common Stock was $35.00, for aggregate gross proceeds to the Company of $15,000,000, before deducting the placement agent fees and other offering expenses. Subject to certain ownership limitations, the April 2024 RDO Common Warrants are exercisable on the six-month
anniversary

from the date of issuance, will expire on the five-year anniversary of the date of issuance and have an exercise price of $38.50 per share. The exercise price of the April 2024 RDO Common Warrants is subject to certain adjustments, including stock dividends, stock splits, combinations and reclassifications of the Common Stock.
StockBlock and its affiliate, Rodman & Renshaw LLC, acted as exclusive placement agents (the “Placement Agents”) in connection with the April 2024 RDO. As compensation for such placement agent services, the

Company paid the Placement Agents an aggregate cash fee equal to 8.0% of the gross proceeds actually received by the Company from the April 2024 RDO. The Company also reimbursed the Placement Agents $100,000 for actual, reasonable and documented fees and expenses, inclusive of fees and expenses of legal counsel and out-of-pocket
expenses and $15,950 for clearing expenses. The Company has also agreed to issue to the Placement Agents or their respective designees common warrants, substantially in the form of the April 2024 RDO Common Warrants, to purchase up to 34,286 shares of Common Stock (the “April 2024 RDO Placement Agent Warrants”), representing up to 8.0% of the total number of the April 2024 RDO Shares issued in the April 2024 RDO. The April 2024 RDO Placement Agent Warrants have an exercise price of $43.75 per share (which represents 125% of the combined offering price per share of Common Stock and the April 2024 RDO Common Warrant sold in the April 2024 RDO), will become exercisable on the six-month
anniversary of the date of issuance and expire five years from the commencement of sales in the April 2024 RDO.
The Company accounted for the April 2024 RDO Common Warrants as a liability classified instrument (see Note 4) and the April 2024 RDO Placement Agent Warrants as an equity classified instrument. The April 2024 RDO Placement Agent Warrants are recognized in additional paid-in
capital in the Company’s consolidated balance sheets. The issuance costs allocated to the equity component are recorded as the reduction of the offering proceeds and the amounts allocated to the liability component are expensed as incurred within the selling, general and administrative expenses in the Company’s consolidated statement of operations. The fair value of April 2024 RDO Placement Agent Warrants as of the date of issuance was $0.6 million.
As of December 31, 2024, there were 15,000,000 April 2024 RDO Common Warrants
, which are currently exercisable for an aggregate of up to 428,572 shares of Common Stock outstanding, and 1,200,000 April 2024 RDO Placement Agent Warrants
, which are currently exercisable for an aggregate of up to 34,286 shares of Common Stock outstanding.
December 2024 Registered Direct Offering
On December 11, 2024, the Company entered into a securities purchase agreement (the “December 2024 RDO Purchase Agreement”) with the investors named therein, pursuant to which the Company agreed to sell and issue, in a registered direct offering (the “December 2024 RDO”): (i) an aggregate of 753,009 shares of Common Stock,
(ii) pre-funded
warrants to purchase up to 68,604 shares of Common Stock (the “December 2024 RDO
Pre-Funded
Warrants”) and (iii) common warrants to purchase up to 1,642,871 shares of Common Stock (the “December 2024 RDO Common Warrants” and together with the December 2024 RDO
Pre-Funded
Warrants and the warrants issued to StockBlock pursuant to certain contractual obligations between the Company and StockBlock (the “StockBlock Warrants”), the “December 2024 RDO Warrants”). The combined offering price (a) per share of Common Stock and accompanying December 2024 RDO Common Warrants was $20.65 and (b) per December 2024 RDO
Pre-Funded
Warrant and accompanying December 2024 RDO Common Warrants was $20.6499. The aggregate gross proceeds to the Company from the December 2024 RDO were approximately $17.0 million, before deducting offering fees and expenses. The Company intends to use the net proceeds from the December 2024 RDO for working capital and general corporate purposes, which may include capital expenditures, commercialization expenditures, research and development expenditures, regulatory affairs expenditures, clinical trial expenditures, acquisitions of new technologies and investments, business combinations and the repayment, refinancing, redemption or repurchase of indebtedness or capital stock.
The Company accounted for the December 2024 RDO Common Warrants and December 2024 RDO
Pre-Funded
Warrants as liability classified instruments (see Note 4) and the StockBlock Warrants as an equity classified instrument. The StockBlock Warrants are recognized in additional paid-in
capital in the Company’s consolidated balance sheets. The issuance costs allocated to the equity component are recorded as the reduction of the offering proceeds and the amounts allocated to the liability component are expensed as incurred within the selling, general and administrative expenses in the Company’s consolidated statement of operations. The fair value of StockBlock Warrants as of the date of issuance was $1.3 million. On December 26, 2024, the December 2024 RDO
Pre-Funded
Warrants were exercised by the holder for total net proceeds of approximately $0.2 million.

As of December 31, 2024, there were 57,512,958 December 2024 RDO Common Warrants
, which are currently exercisable for an aggregate of up to 1,642,871 shares of Common Stock outstanding, and 4,601,036 StockBlock Warrants
, which are currently exercisable for an aggregate of up to 131,472 shares of Common Stock outstanding.